Consolidated Statement of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	570	651	550
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	490	489	483
Deferred income taxes (Note 8)	187	211	133
Gain on sale of partnership interest (Note 4)			(81)
Gain on sales of significant properties (Note 3)			(79)
Pension funding in excess of expense (Note 26)	(647)	(801)	(572)
Other operating activities, net	(112)	(32)	(86)
Change in non-cash working capital balances related to operations (Note 11)	24	(16)	103
Cash provided by operating activities	512	502	451
Investing activities
Additions to properties (Note 15)	(1,104)	(726)	(703)
Proceeds from sale of properties and other assets	71	89	337
Other	(11)	2	7
Cash used in investing activities	(1,044)	(635)	(359)
Financing activities
Dividends paid	(193)	(174)	(163)
Issuance of common shares (Note 25)	29	32	514
Collection of receivable from financial institution (Note 13)		220
Issuance of long-term debt (Note 20)	757	355	873
Repayment of long-term debt	(401)	(613)	(618)
Net increase (decrease) in short-term borrowing	28	9	(150)
Other	(3)	3	34
Cash provided by (used in) financing activities	217	(168)	490
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	1	(17)	(20)
Cash position
(Decrease) increase in cash and cash equivalents	(314)	(318)	562
Cash and cash equivalents at beginning of year	361	679	117
Cash and cash equivalents at end of year (Note 12)	47	361	679
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	4	8	(39)
Interest paid	271	347	289